Interest income	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest income
Interest income	Interest incomeInterest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2020, 2019 and 2018 is as follows:

EUR million
	2020	2019	2018
Loans and advances, central banks	431	1,314	1,320
Loans and advances, credit institutions	894	1,785	1,555
Debt instruments	5,022	6,378	6,429
Loans and advances, customers	38,788	46,180	43,489
Other interest	606	1,128	1,532
	45,741	56,785	54,325
Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through Other comprehensive income.